FINANCIAL INSTRUMENTS (Details 24) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 112,873
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,182
Proportion of guarantee	2.02%
Standby [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 7,404
Proportion of guarantee	9.36%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 88,541
Proportion of guarantee	74.68%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,796
Proportion of guarantee	1.67%
Mortgages [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 721
Proportion of guarantee	0.94%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 632
Proportion of guarantee	0.59%
Loan agreement [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 11,597
Proportion of guarantee	10.74%